File Nos. 33-14294
811-5160

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No.	[ ]

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Post-Effective Amendment No. 28	[ X ]
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

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Amendment No. 28	[ X ]
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(Check appropriate box or boxes.)

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
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on (date) pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(i)
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X	on October 1, 2009 pursuant to paragraph (a)(i)
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75 days after filing pursuant to paragraph (a)(ii)
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	on	(date)	pursuant to paragraph (a)(ii) of Rule 485
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If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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Dreyfus New York
Tax Exempt Funds

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Dreyfus New York AMT-Free Municipal Money Market Fund Ticker Symbol: DNYXX
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Dreyfus New York Tax Exempt Bond Fund Ticker Symbol: DRNYX
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PROSPECTUS October 1, 2009

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Contents

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Fund Summary
Dreyfus New York AMT-Free Municipal Money Market Fund	1

Fund Summary
Dreyfus New York Tax-Exempt Bond Fund	4

Fund Details

Goal and Approach	8

Goal and Approach	10
Goal and Approach	10
Investment Risks	11
Management	13
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Shareholder Guide
Shareholder Guide	15
Distributions and Taxes	20
Services for Fund Investors	20
Financial Highlights	22
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For More Information

See back cover.

Fund Summary

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DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50
Other expenses (including shareholder services fees)	0.18
Total annual fund operating expenses	0.68

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847

STRATEGY

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal New York state and New York city personal income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax.

MAIN RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent

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the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal obligation, can cause the obligation’s price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.
  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s shares from year to year. The fund’s past performance is no guarantee of future results. All returns assume reinvestment of dividends and distributions.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q4, 2000) 0.90%. Worst Quarter (Q3, 2003) 0.08% The fund’s year-to-date total return as of 6/30/09 was 0.22%

Average annual total returns as of 12/31/08
1 Year	5 Years	10 Years
1.80%	2.01%	1.96%

For the fund’s current 7-day yield, please call toll free: 1-800-645-6561

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PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $2,500 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal and New York state and New York city state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Summary

Dreyfus New York Tax-Exempt Bond Fund, Inc.

INVESTMENT OBJECTIVE

The fund seeks to maximize current income exempt from federal income tax and from New York state and New York city state income tax, without undue risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.60
Other expenses (including shareholder services fees)	0.16
Total annual fund operating expenses	0.76

EXPENSE EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16.88% of the average value of its portfolio.

STRATEGY

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and New York city and New York state personal income taxes. The fund invests primarily in municipal bonds rated investment grade. The fund seeks bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

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MAIN RISKS

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, which means you could lose money.

  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, a state’s economy and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.
  Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, and interest rates) and inverse floaters.
  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments.
  Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions.

After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

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Best Quarter (Q3, 2002) 4.87%. Worst Quarter (Q3, 2008) -3.72% The fund’s year-to-date total return as of 6/30/09 was 6.88%

Average annual total returns as of 12/31/08

	1 Year	5 Years	10 Years
Fund returns before taxes	-4.14%	1.81%	3.28%
Fund returns after taxes on distributions	-4.16%	1.79%	3.21%
Fund returns after taxes on distributions and sale of fund shares	-1.26%	2.16%	3.43%
Barclays Capital Municipal Bond Index	-2.47%	2.71%	4.26%
reflects no deduction for fees, expenses or taxes
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PORTFOLIO MANAGEMENT

The fund's investment adviser The Dreyfus Corporation. Joseph P. Darcy has served as the fund's primary portfolio manager since November 2001.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $2,500 and the minimum subsequent investment is $100. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by mail, telephone or online at www.Dreyfus.com. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal and New York city and New York state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

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If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

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GOAL AND APPROACH

Dreyfus New York AMT-Free Municipal Money Market Fund

The fund seeks to provide a high level of current income exempt from federal New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal New York state and New York city personal income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Municipal obglications are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal New York state and New York city personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

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INVESTMENT RISKS

Dreyfus New York AMT-Free Municipal Money Market Fund

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York's economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal, New York state and New York city income taxes and from federal alternative minimum taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

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GOAL AND APPROACH

Dreyfus New York Tax Exempt Bond Fund, Inc.

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The fund seeks a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.

The fund invests at least 80% of its assets in municipal bonds rated investment grade, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Credit ratings are assigned by independent rating organizations based on their assessment of a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. These rating organizations assign letter grades that reflect the issuer’s, and/or any credit enhancer’s, creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York municipal bonds are not available for investment.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters, as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) and may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note.

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The fund also may make forward commitments in which the fund agrees to buy and sell a security in the future at a price agreed upon today.

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INVESTMENT RISKS

Dreyfus New York Tax Exempt Bond Fund, Inc.

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The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

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  Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.
  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund invests primarily in bonds rated investment grade, it may invest to a limited extent in high yield bonds. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.
  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.
  State-specific risk. The fund is subject to the risk that New York’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.
  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.
  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although the fund will normally invest all or a substantial portion of its assets in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), from federal New York state and New York city income taxes, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

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  Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Certain derivatives may cause taxable income.
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  Leveraging risk. The use of leverage, such as lending portfolio securities, entering into futures contracts, investing in inverse floaters, and engaging in forward commitment transactions may cause taxable income and may magnify the fund’s gains or losses.
  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
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  Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.
  Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities or money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

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MANAGEMENT

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The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $334 billion in 187 mutual fund portfolios. For the past fiscal year, Dreyfus New York AMT-Free Municipal Money Market Fund and Dreyfus New York Tax Exempt Bond Fund, Inc. each paid Dreyfus a management fee at an annual rate of 0.50% and 0.60%, respectively, of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for the six months ended November 30, 2008 Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20.7 trillion in assets under custody and administration and $926 billion in assets under management, and it services more than $11.8 trillion in outstanding debt. Additional information is available at .

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The primary portfolio manager for the Bond Fund is Joseph Darcy, a position he has held since November 2001. Mr. Darcy is a portfolio manager for Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus, where he has been employed since April 2009. Mr. Darcy is a portfolio manager for a number of national and state-specific municipal bond funds managed by Dreyfus, where he has been employed since 1994. Steven Harvey serves as an additional portfolio manager of the fund, a position he has held since April 2009. Mr. Harvey is a senior portfolio manager for tax sensitive strategies at Standish, where he has been employed since 2000. Mr. Harvey manages tax-sensitive portfolios for institutional, insurance, mutual fund, and high net work clients. Mr. Harvey also has been employed by Dreyfus since April 2009.

The Bond Fund’s Statement of Additional Information (SAI) for provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets

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or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

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The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

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Shareholder Guide

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SHAREHOLDER GUIDE Valuing Shares

You pay no sales charges to invest in these funds. Your price for fund shares is the net asset value per share (NAV), which is generally calculated, for the Money Market Fund as of 12:00 noon Eastern time, and for the Bond Fund as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The Money Market Fund’s investments are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts of premiums reflected in their purchase price. The Money Market Fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price. When calculating its NAV, the Money Market Fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

When calculating NAVs, the Bond Fund’s investments generally are valued by one or more independent pricing services approved by the fund’s board or on the basis of market quotations. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain municipal bonds and thinly traded securities may provide short-term traders arbitrage opportunities. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

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How to Buy Shares

By Mail. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds P.O. Box 55299 Boston, MA 02205-8502

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds P.O. Box 105 Newark, NJ 07101-0105

Electronic Check or Wire. To purchase shares by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

Dreyfus TeleTransfer. To purchase additional shares by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call us at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.” In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $2,500 and $100, respectively. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Money Market Fund shares redeemed after 3:00 p.m. but before 4:00 p.m. Eastern time will receive the dividend declared on that day. Money Market Fund shares redeemed prior to 3:00 p.m. will not receive the dividend declared that day. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds (or selling the shares in the case of the Money Market Fund) for up to eight business days following the purchase of those shares;
  the fund will not redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares.

By Mail. To redeem shares by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

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P.O. Box 55263 Boston, MA 02205-8501

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000) or by Dreyfus TeleTransfer (minimum $500/maximum$20,000). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus Teletransfer for up to $500,000 within any 30-day period.

Automatically. You may sell shares by calling 1-800-645-6561 (outside the U.S. 516-794-5452) for instructions to establish the Dreyfus Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the SAI.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the Money Market Fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of Money Market Fund shares. Dreyfus also believes that money market funds, such as the Money Market Fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the Money Market Fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the Money Market Fund reserves the right to refuse any purchase or exchange

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request. Fund in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the Money Market Fund. If you plan to exchange your Money Market Fund shares for shares of another Dreyfus fund, including the Bond Fund, please read the prospectus of that other Dreyfus fund for more information.

The Bond Fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in nonaffiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor

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and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

To offset the relatively higher costs of servicing smaller accounts, each fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

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DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and and New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For New York state personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York state and New York city income taxes. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

SERVICES FOR FUND INVESTORS Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-645-6561.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

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Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus Funds, get price and yield information, and much more, by calling 1-800-645-6561. Certain requests require the services of a representative.

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FINANCIAL HIGHLIGHTS

Dreyfus New York AMT-Free Municipal Money Market Fund

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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				Year Ended May 31,
	2009	2008		2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00		1.00	1.00	1.00
Investment Operations:
Investment income--net	.011	.026		.030	.022	.010
Distributions:
Dividends from investment income--	(.011)	(.026)		(.030)	(.022)	(.010)
net
Net asset value, end of period	1.00	1.00		1.00	1.00	1.00

Total Return (%)	1.15	2.62		3.03	2.26	1.05

Ratios/Supplemental Data (%):
Ratio of total expenses to average net	.68	.65		.68	.66	.67
assets
Ratio of net expenses to average net	.67	.65	a	.68	.65	.66
assets
Ratio of net investment income to	1.11	2.57		2.99	2.24	1.03
average
net assets

Net Assets, end of period ($ x 1,000)	341,319	272,327		231,195	286,778	260,778
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a	Expense waivers and/or reimbursements amounted to less than .01%.
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FINANCIAL HIGHLIGHTS Dreyfus New York Tax Exempt Bond Fund, Inc.

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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			Year Ended May 31,
	2009	2008		2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	14.44	14.64		14.58	15.02	14.63
Investment Operations:
Investment income--net a	.58	.57		.58	.59	.61
Net realized and unrealized gain (loss) on	(.25)	(.17)		.07	(.40)	.40
investments
Total from Investment Operations	.33	.40		.65	.19	1.01
Distributions:
Dividends from investment income--net	(.57)	(.57)		(.58)	(.59)	(.62)
Dividends from net realized gain on	(.02)	(.03)		(.01)	(.04)	-
investments
Total Distributions	(.59)	(.60)		(.59)	(.63)	(.62)
Net asset value, end of period	14.18	14.44		14.64	14.58	15.02
Total Return (%)	2.48	2.82		4.47	1.32	7.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net	.76	.78		.81	.81	.80
assets
Ratio of net expenses to average net assets	.75	.78	b	.80	.74	.75
Ratio of interest and expense related to
floating rate
notes issued to average net assets	.02	.06		.09	.09	.08
Ratio of net investment income to average	4.15	3.97		3.92	4.02	4.13
net assets
Portfolio Turnover Rate	16.88	42.55		30.27	46.18	40.69
Net Assets, end of period ($ x 1,000)	1,371,586	1,465,596	1,241,717		1,234,243	1,299,286
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a	Based on average shares outstanding at each month end.
b	Expense waivers and/or reimbursements amounted to less than .01%.

NOTES

NOTES

For More Information

Dreyfus New York AMT-Free Municipal Money Market Fund SEC file number: 811-5160

Dreyfus New York Tax Exempt Bond Fund, Inc.
SEC file number: 811-3726

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

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Portfolio Holdings

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Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

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A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

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To obtain information:

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By telephone Call 1-800-645-6561

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By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
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By E-mail Send your request to info@dreyfus.com
On the Internet Certain fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com
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You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

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© 2009 MBSC Securities Corporation
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NYTEFP1009

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DREYFUS NEW YORK TAX EXEMPT FUNDS

STATEMENT OF ADDITIONAL INFORMATION FOR DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

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OCTOBER 1, 2009

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     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of Dreyfus New York AMT-Free Municipal Money Market Fund (the “Money Market Fund”) and Dreyfus New York Tax Exempt Bond Fund, Inc. (the “Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), dated October 1, 2009, as the Prospectus may be revised from time to time. To obtain a copy of the Funds’ Prospectus, please call your financial adviser, write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

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Call Toll Free 1-800-645-6561 In New York City -- Call 1-718-895-1206 Outside the U.S. -- Call 516-794-5452

     Each Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

     Each Fund is a separate entity with a separate portfolio. The operations and investment results of one Fund are unrelated to those of the other Fund. This combined Statement of Additional Information has been prepared for your convenience to provide you the opportunity to consider two investment choices in one document.

TABLE OF CONTENTS

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DESCRIPTION OF THE FUNDS

     The Money Market Fund is a Massachusetts business trust that commenced operations on June 9,1987. The Bond Fund is a Maryland corporation that commenced operations on July 26, 1983. Each Fund is an open-end, management investment company, known as a mutual fund. The Money Market Fund is known as a municipal money market fund and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. The Bond Fund is known as municipal bond fund and invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (“Municipal Bonds”).

     The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as each Fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”) is the distributor of each Fund’s shares.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the Funds’ Prospectus.

     New York Municipal Bonds. (Both Funds) As a fundamental policy, each Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Municipal Bonds of the State of New York, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal, New York State and New York City personal income taxes (collectively, “New York Municipal Bonds”). To the extent acceptable New York Municipal Bonds are at any time unavailable for investment by a Fund, the Fund will invest temporarily in other Municipal Bonds the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, but not New York State and New York City, personal income tax. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements, which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal

Bonds bear fixed, floating or variable rates of interest. The Bond Fund may purchase securities with interest rates that are determined by formulas under which the rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Bonds purchased by the Bond Fund are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Bond and purchased and sold separately.

     The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bond market, size of a particular offering, maturity of the obligation and rating of the issue.

     Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the federal alternative minimum tax (AMT). The Bond Fund may invest up to 20% of the value of its net assets in such Municipal Bonds and, except for temporary defensive purposes, in other investments subject to Federal income tax. The Money Market Fund currently will not purchase Municipal Bonds, including certain industrial development bonds and bonds issued after August 7, 1986 to finance “private activities,” the interest on which may constitute a “tax preference item” for purposes of the AMT even though the interest will continue to be fully tax-exempt for Federal income tax purposes.

Certain Tax Exempt Obligations. (Both Funds) Each Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals, which for the Money Market Fund will not exceed 13 months, and in each case will be upon not more than 30 days’ notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.

Tax Exempt Participation Interests. (Both Funds) Each Fund may purchase from financial institutions participation interests in Municipal Bonds (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Bond in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Bond. These instruments may have fixed, floating or variable rates of interest and, in the case of the Money Market Fund, will have remaining maturities of 13 months or less. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund’s Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the Fund’s participation interest in the Municipal Bond, plus accrued interest. As to these instruments, each Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Bond, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     Municipal lease obligations or installment purchase contract obligations (collectively, “lease obligations”) have special risks not ordinarily associated with Municipal Bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation ordinarily is backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations in which a Fund may invest may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Money Market Fund will invest only in those lease obligations that: (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization); or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Money Market Fund providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Fund. Certain lease obligations may be considered illiquid. With regard to the Bond Fund, determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund’s Board. Pursuant to such guidelines, the Board has directed the Manager to monitor carefully the Fund’s investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Manager may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund’s Board has directed the Manager to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee’s general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Manager may deem relevant.

Tender Option Bonds. (Both Funds) Each Fund may purchase tender option bonds. A tender option bond is a Municipal Bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Bonds, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Bonds and for other reasons.

     The Money Market Fund will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Fund within 13 months of the date of such purchase upon no more than 30 days’ notice and thereafter is exercisable by the Fund no less frequently than annually upon no more than 30 days’ notice and (b) at the time of such purchase, the Manager reasonably expects (i) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Bonds at the time of the next tender fee adjustment and (ii) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, the Fund will exercise the tender option with respect to any tender option bonds unless the Manager reasonably expects, (x) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Bonds at the time of the next tender fee adjustment, and (y) that the circumstances which entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Fund will exercise the tender feature with respect to tender option bonds, or otherwise dispose of its tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Money Market Fund otherwise will comply with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Money Market Fund’s Board that the tender option bonds in question meet the quality standards described in Rule 2a-7, which, in the case of a tender option bond subject to a conditional demand feature, would include a determination that the security has received both the required short-term and long-term quality rating or is determined to be of comparable quality. In the event of a default of the Municipal Bond underlying a tender option bond, or the termination of the tender option agreement, the Money Market Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Fund would sell the security as soon as would be practicable.

     Each Fund will purchase tender option bonds only when the Manager is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Bonds and that payment of any tender fees will not have the effect of creating taxable income for such Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Custodial Receipts. (Bond Fund only) The Bond Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Bonds which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Municipal Bonds deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Bonds and generally is at a level comparable to that of a Municipal Bond of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying Municipal Bonds. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Bond of comparable quality and maturity, which would increase the volatility of the Fund’s net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Bonds having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

Inverse Floaters. (Bond Fund only) The Bond Fund may invest in residual interest Municipal Bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“inverse floaters”). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate Municipal Bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate Municipal Bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Investing in inverse floaters involves leveraging which may magnify the Fund’s gains or losses. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate Municipal Bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

     Inverse floaters typically are derivative instruments created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The Fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market. When structuring an inverse floater, the Fund will transfer to a trust fixed rate Municipal Bonds held in the Fund's portfolio. The trust then typically issues the inverse floaters and the variable rate demand notes that are collateralized by the cash flows of the fixed rate Municipal Bonds. In return for the transfer of the Municipal Bonds to the trust, the Fund receives the inverse floaters and cash associated with the sale of the notes from the trust. Historically, to the effect that the Bond Fund invested in inverse floaters, for accounting purposes the Fund has treated these transfers as sales of the Municipal Bonds (which yielded a gain or loss) and a purchase of the inverse floaters. However, as a result of recent changes in the Bond Fund’s accounting treatment of these transactions, the Bond Fund now treats these transfers as part of a secured borrowing or financing transaction (not a sale), and the interest payments and related expenses due on the notes issued by the trusts and sold to third parties as liabilities of the Fund. The financial statements of the Bond Fund have been restated for certain periods to reflect these changes. These changes did not impact the net asset value, total return or net investment income of the Bond Fund. Inverse floaters purchased in the secondary market are treated as the purchase of a security and not as a secured borrowing or financing transaction.

Zero Coupon, Pay-In-Kind and Step-Up Municipal Bonds. (Bond Fund only) The Bond Fund may invest in zero coupon securities, which are Municipal Bonds issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date; pay-in-kind bonds, which are Municipal Bonds that generally pay interest through the issuance of additional bonds; and step-up coupon bonds, which are Municipal Bonds that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. For zero-coupon securities, the amount of any discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of Municipal Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of Municipal Bonds that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike Municipal Bonds which pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

Ratings of Municipal Bonds. (Both Funds) The Bond Fund will invest at least 80% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated no lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch” and, together with Moody’s and S&P, the “Rating Agencies”). The Bond Fund may invest up to 20% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated lower than Baa by Moody’s and BBB by S&P and Fitch and as low as the lowest rating assigned by the Rating Agencies, but it currently is the intention of the Bond Fund that this portion of the Fund’s portfolio be invested primarily in Municipal Bonds rated no lower than Baa by Moody’s or BBB by S&P or Fitch. Municipal Bonds rated BBB by S&P and Fitch are regarded as having adequate capacity to pay principal and interest, while those rated Baa by Moody’s are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics. The Bond Fund may invest in short-term Municipal Bonds which are rated in the two highest rating categories by a Rating Agency. The Bond Fund also may invest in securities which, while not rated, are determined by the Manager to be of comparable quality to the rated securities in which the Fund may invest; for purposes of the 80% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined.

     The Money Market Fund may invest only in those Municipal Bonds which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund’s Board.

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     The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for the fiscal year ended May 31, 2009, computed on a monthly basis, for each Fund was as follows:

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					Percentage of Value
Fitch	or	Moody’s	or	S&P	Money Market Fund	Bond Fund

AAA		Aaa		AAA	1.3%	45.0%
AA		Aa		AA	N/A	33.0%
A		A		A	N/A	9.7%
BBB		Baa		BBB	N/A	8.0%
BB		Ba		BB	N/A	0.9%
B		B		B	-	0.9%
F-1		VMIG1/MIG1,P-1		SP-1,A-1	81.0%	1.4%
Not Rated		Not Rated		Not Rated	17.7%**	1.1%***

					100.0%	100.0%
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*	Includes notes rated within the highest grades by Moody’s, S&P or Fitch, which, together with Municipal Bonds rated Baa/BBB, are taken into account at the time of purchase to ensure that the portfolio of each Longer Term Fund meets the 80% minimum quality standard discussed above.
**	Those securities which are not rated have been determined by the Manager to be of comparable quality to securities rated MIG1.
***	Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa/BBB (0.7%) and B (0.4%).
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     If, subsequent to being purchased by the Money Market Fund, (a) an issue of rated Municipal Bonds ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), or the Money Market Fund’s Board determines that it is no longer of comparable quality; or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization’s second highest rating category, the Money Market Fund’s Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders, provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund’s Board is subsequently notified of the Manager’s actions.

     Subsequent to its purchase by the Bond Fund, an issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such Municipal Bonds by the Bond Fund, but the Manager will consider such event in determining whether the Fund should continue to hold the Municipal Bonds.

     To the extent the ratings given by a Rating Agency may change as a result of changes in such organization or its rating system, the Funds will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

     Investment Companies. (Bond Fund only) The Bond Fund may invest in securities issued by other investment companies. Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Bond Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above. See “Lending Portfolio Securities.”

     Illiquid Securities. (Both Funds) The Bond Fund may invest up to 15% and the Money Market Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. Such securities may include securities that are not readily marketable, such as securities subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

     Taxable Investments. (Both Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund’s net assets)

or for temporary defensive purposes, a Fund may invest in taxable short-term investments (“Taxable Investments”) consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody’s, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers’ acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by a Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See “Dividends, Distributions and Taxes.” Except for temporary defensive purposes, at no time will more than 20% of the value of a Fund’s net assets be invested in Taxable Investments and Municipal Bonds the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Money Market Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with Rule 2a-7 under the 1940 Act relating to purchases of taxable instruments. When a Fund has adopted a temporary defensive position, including when acceptable New York Municipal Bonds are unavailable for investment by the Fund, in excess of 20% of its net assets may be invested in securities that are not exempt from New York State and New York City income taxes. Under normal market conditions, each Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Investment Techniques

     The following information supplements (except as noted) and should be read in conjunction with the Prospectus. A Fund’s use of certain of the investment techniques described below may give rise to taxable income.

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     Borrowing Money. (Both Funds) The Bond Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Bond Fund currently intends to, and the Money Market Fund may, borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund’s total assets, the Fund will not make any additional investments.

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     Lending Portfolio Securities. (Bond Fund only) The Bond Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

     Derivative Products. (Money Market Fund only) The Money Market Fund may purchase various derivative products whose value is tied to underlying Municipal Bonds. The Money Market Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

     (1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Bond in the proportion that the Fund‘s participation interest bears to the total principal amount of the Municipal Bond. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

     (2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Bond at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

     (3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Bond deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class’s interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

     (4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Money Market Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

     Derivatives. (Bond Fund only) The Bond Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market and interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. Examples of derivative instruments the Bond Fund may use include options contracts, futures contracts, options on futures contracts and swap transactions. The Bond Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

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     If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

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     Some derivatives the Bond Fund may use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these

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instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (“SEC”), the Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a futures contract at the time of valuation) while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

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     The Bond Fund will not be a commodity pool. The Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions--In General. (Bond Fund only) A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. The Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, securities, and security indexes.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     The Bond Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures and options with respect thereto by the Fund also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions. The Bond Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Bond Fund may purchase and sell municipal bond fund index futures contracts. Municipal bond index futures contracts are based on an index of Municipal Bonds. The index assigns relative values to the Municipal Bonds included in the index and fluctuates with changes in the market value of such Municipal Bonds. The contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash based upon the difference between the value of the index at close of the last trading day of the contract and price at which the index contract was originally written.

Options--In General. (Bond Fund only) The Bond Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Bond Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular security.

     The Bond Fund may purchase cash-settled options on interest rate swaps, described below, in pursuit of its investment objective. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange floating-rate payments for fixed-rate payments) denominated in U.S. dollars. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.

     Successful use of options by the Fund will be subject to the Manager’s ability to predict correctly movements in interest rates. To the extent the Manager’s predictions are incorrect, the Fund may incur losses.

Swap Transactions. The Bond Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors to mitigate risk, manage duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and include exposure to a variety of different interest rates. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the “notional principal amount”). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Municipal Bond or U.S. Treasury security. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. An interest rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

     The Fund will set aside cash or permissible liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or permissible liquid assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.

     The most important factor in the performance of a swap agreement is the change in the specific interest rate or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement called for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

     The Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Manager to present minimal credit risks. If there were a default by the other party to such transaction, the Fund would have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

     The Bond Fund will enter into swap transactions only when the Manager believes it would be in the best interests of the Fund’s shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as taxable ordinary income or as short- or long-term capital gains.

     Future Developments. (Bond Fund only) The Bond Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before the Bond Fund enters into such transactions or makes any such investment, appropriate disclosure will be provided in the Fund’s Prospectus or this Statement of Additional Information.

     Stand-By Commitments. (Both Funds) Each Fund may acquire “stand-by commitments” with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. Each Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Each Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security’s yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Bond Fund also may acquire call options on specific Municipal Bonds. The Bond Fund generally would purchase these call options to protect the Fund from the issuer of the related Municipal Bond redeeming, or other holder of the call option from calling away, the Municipal Bond before maturity. The sale by the Bond Fund of a call option that it owns on a specific Municipal Bond could result in the receipt of taxable income by the Fund.

     Forward Commitments. (Both Funds) Each Fund may purchase or sell Municipal Bonds and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

     Municipal Bonds and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Certain Investment Considerations and Risks

     General. (Money Market Fund only) The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     (Both Funds) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by the Bond Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of the Bond Fund portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. The Money Market Fund seeks to maintain a stable $1.00 share price, while the net asset value of the Bond Fund generally will not be stable and should fluctuate based upon changes in the value of its respective portfolio securities. Securities in which the Bond Fund invests may earn a higher level of current income than certain shorter-term or higher quality securities which generally have greater liquidity, less market risk and less fluctuation in market value.

     Investing in Municipal Bonds. (Both Funds) Each Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each Fund may be subject to greater risk as compared to a comparable fund that does not follow this practice.

Certain provisions in the Internal Revenue Code of 1986, as amended (the “Code”),

relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in a Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by a Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund’s structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

     Investing in New York Municipal Bonds. (Both Funds) Since each Fund is concentrated in securities issued by New York or entities within New York, an investment in a Fund may involve greater risk than investments in certain other types of municipal funds. You should consider carefully the special risks inherent in the Funds’ investment in New York Municipal Bonds. You should review the information in “Appendix A,” which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Bonds.

     Lower Rated Bonds. (Bond Fund only) The Bond Fund may invest up to 20% of the value of its net assets in higher yielding (and, therefore, higher risk) debt securities rated below investment grade by the Rating Agencies (commonly known as “high yield” or “junk” bonds). They may be subject to greater risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated municipal securities. See “Appendix B” for a general description of the Rating Agencies’ ratings of municipal securities. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Fund will rely on the Manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer.

     The market values of many of these bonds tend to be more sensitive to economic conditions than are higher rated securities. These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and a Fund’s ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

     These bonds may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon which would increase the incidence of default of such securities. It is likely that any economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

     The Fund may acquire these bonds during an initial offering. Such securities may involve special risks because they are new issues. The Fund does not have any arrangements with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

     The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market price of these securities may be very volatile during the period no interest is paid.

Investment Restrictions

     Money Market Fund. The Fund’s investment objective and its policy to invest normally at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Bonds (or other instruments with similar economic characteristics) are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The Money Market Fund may not:

1.	Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined above and in the Prospectus.
2.	Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings of the Money Market Fund exceed 5% of the value of the Money Market Fund’s total assets, it will not make any additional investments.
3.	Sell securities short or purchase securities on margin.
4.	Underwrite the securities of other issuers, except that the Money Market Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

5.	Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein.
6.	Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Prospectus.
7.	Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
8.	Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control.
9.	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.
10.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.
11.	Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.
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     Bond Fund. The Bond Fund’s investment objective and its policy to invest normally at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Bonds (or other instruments with similar economic characteristics) are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed, by vote of a majority of the Fund’s Board members at any time. The Bond Fund may not:

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1.	Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
2.	Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

3.	Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein, or prevent the Fund from purchasing and selling options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.
4.	Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.
5.	Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund’s Board.
6.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restrictions numbered 2, 3 and 10 may be deemed to give rise to a senior security.
7.	Sell securities short or purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.
8.	Purchase securities other than Municipal Bonds and Taxable Investments and those arising out of transactions in futures and options or as otherwise provided in the Prospectus.
9.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.
10.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those related to indices, and options on futures contracts or indices.
11.	Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) that are not subject to the demand feature described in the Prospectus, and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature as described in the Prospectus on less than seven days’ notice and as to which there is no secondary market), if, in the aggregate, more than 15% of its net assets would be so invested.

12. Invest in companies for the purpose of exercising control.

     Both Funds. For purposes of Investment Restriction No. 7 with respect to the Money Market Fund, and Investment Restriction No. 1 with respect to the Bond Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.”

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 2 for the Bond Fund, however, if borrowings exceed 33-1/3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE FUNDS

     Each Fund’s Board is responsible for the management and supervision of the Fund and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York Mellon	Custodian

     Board members of each Fund, together with information as to their position with the Funds, principal occupation and other board memberships and affiliations, are shown below.

Company, principal occupations and other board memberships and affiliations, are shown below.

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Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board (1995)		CBIZ (formerly, Century Business Services, Inc.), a
provider of outsourcing functions for small and
medium sized companies, Director
The Newark Group, a provider of a national market
of paper recovery facilities, paperboard mills and
paperboard converting plants, Director
Sunair Services Corporation, a provider of certain
outdoor–related services to homes and
businesses, Director
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1 None of the Board members are “interested persons” of the Funds, as defined in the 1940 Act.

Board Members of the Funds1

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Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

David W. Burke (73)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director
Board Member (1994)

William Hodding Carter III (74)	Professor of Leadership &	The Century Foundation, a tax exempt research
Board Member (2006)	Public Policy, University of	foundation, Emeritus Director
	North Carolina, Chapel Hill	The Enterprise Corporation of the Delta, a non-
	(January 1, 2006-present)	profit economic development organization
	President and Chief Executive	Director
Officer of the John S. and
James L. Knight Foundation
(February 1, 1998–February 1,
2006)

Gordon J. Davis (68)	Partner in the law firm of	Consolidated Edison, Inc., a utility company,
Board Member (1995)	LeBoeuf, Lamb, Greene &	Director
	MacRae, LLP	Phoenix Companies, Inc., a life insurance company,
	President, Lincoln Center for	Director
	The Performing Arts, Inc.	Board Member/Trustee for several not-for-
	(2001)	profit groups

Joni Evans (67)	Chief Executive Officer,	None
Board Member (1985)	www.wowOwow.com, an
online community dedicated to
women's conversations and
publications
Principal, Joni Evans Ltd.
Senior Vice President of the
William Morris Agency (2005)

Ehud Houminer (69)	Executive-in-Residence at the	Avnet Inc., an electronics distributor, Director
Board Member (2006)	Columbia Business School,	International Advisory Board to the MBA Program
	Columbia University	School of Management, Ben Gurion University,
Chairman

Richard C. Leone (69)	President of the Century	The American Prospect, Director
Board Member (2006)	Foundation (formerly, The	Center for American Progress, Director
Twentieth Century Fund, Inc.),
a tax exempt research
foundation engaged in the
study of economic, foreign
policy and domestic issues

Hans C. Mautner (71)	President – International	None
Board Member (2006)	Division and an Advisory
Director of Simon Property
Group, a real estate investment
company (1998-present)
Director and Vice Chairman of
Simon Property Group (1998 –
2003)
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Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Chairman and Chief Executive
Officer of Simon Global
Limited, a real estate company
(1999 – present)

Robin A. Melvin (46)	Director, Boisi Family	None
Board Member (2006)	Foundation, a private family
foundation that supports
youth-serving organizations
that promote the sufficiency of
youth from disadvantaged
circumstances
Senior Vice President, Mentor, a
national non-profit youth
mentoring organization (2005)

Burton N. Wallack (58)	President and Co-owner of	None
Board Member (1991)	Wallack Management
Company, a real estate
management company

John E. Zuccotti (72)	Chairman of Brookfield	Emigrant Savings Bank, Director
Board Member (2006)	Financial Properties, Inc.	Wellpoint, Inc., Director
	Senior Counsel of Weil, Gotshal	Columbia University, Trustee
	& Manges, LLP	Doris Duke Charitable Foundation, Trustee
Emeritus Chairman of the Real
Estate Board of New York
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     Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. Each Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the relevant Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The

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function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Bond Fund also has a standing pricing committee comprised of any one Board member. The Money Market Fund has aa standing evaluation committee comprised of any one Board member. The function of the pricing committee and evaluation committees is to assist in valuing the Fund's investments. Each Fund's audit committee met four times during the fiscal year ended May 31, 2009. The compensation, nominating, and pricing committees did not meet during the last fiscal year.

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     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2008.

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Aggregate Holding of Funds in the
Dreyfus Family of Funds for which
Name of Board Member	Money Market Fund	Bond Fund	Responsible as a Board Member
Joseph S. DiMartino	None	None	Over $100,000
David W. Burke	None	None	Over $100,000
William Hodding Carter III	None	None	$10,001 - $50,000
Gordon J. Davis	None	None	$50,001 - $100,000
Joni Evans	None	None	$10,001 - $50,000
Ehud Houminer	None	None	Over $100,000
Richard C. Leone	None	None	Over $100,000
Hans C. Mautner	None	None	Over $100,000
Robin A. Melvin	None	None	Over $100,000
Burton N. Wallack	None	None	None
John E. Zuccotti	None	None	$50,001 - $100,000
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     As of December 31, 2008, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

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     The Fund currently pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum of $500 per telephone meeting) attended for the Company and 15 other funds (comprised of 28 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board member are entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by each Fund for the fiscal year ended May 31, 2009, and by all funds in the Dreyfus Family of Funds for which such person was a Board

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member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2008, was as follows:

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	Aggregate		Total Compensation
	Compensation		From the Funds and
Name of Board	From the Fund (*)		Fund Complex
Member	Money	Bond Fund	Paid to Board Member (**)
MarketFund

Joseph S. DiMartino	$2,683	$11,953	$873,275 (191)
David W. Burke	$2,145	$9,560	$390,000 (93)
Hodding Carter, III	$2,121	$9,450	$ 84,000 (28)
Gordon J. Davis	$2,134	$9,504	$136,000 (42)
Joni Evans	$2,133	$9,505	$ 77,500 (28)
Arnold S. Hiatt+	$ 968	$4,323	$ 37,750 (28)
Ehud Houminer	$2,145	$9,560	$224,500 (69)
Richard C. Leone	$2,145	$9,560	$ 78,500 (28)
Hans C. Mautner	$1,956	$8,752	$ 77,000 (28)
Robin A. Melvin	$2,133	$9,505	$ 84,000 (28)
Burton N. Wallack	$2,145	$9,560	$ 85,000 (28)
John E. Zuccotti	$2,134	$9,504	$ 84,500 (28)
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*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $2,736 and $4,500 for the
Money Market Fund and Bond Fund, respectively.
**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the
Fund, for which the Board member serves.
+	Emeritus Board member since May 26, 2007.
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Officers of the Company

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J. DAVID OFFICER, President since December 2006. Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager.  Prior to June 2009, Mr. Officer was Chief Operating Officer, Vice President and a director of the Manager, where he has been employed since April 1998. He is 60 years old.

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PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation ("BNY Mellon), each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

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MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

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JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

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JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

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JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

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JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

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JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

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ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

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JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

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JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1985.

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GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

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RICHARD CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager –Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since 1982.

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ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager –Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

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ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager –Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

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ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager –Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 187 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

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WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 183 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

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JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 187 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.  In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund

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Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

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     The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

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     Each Fund’s Board members and officers, as a group, owned less than 1% of such Fund’s shares outstanding as of September 8, 2009.

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     The following shareholder is known by the Money Market Fund to own of record 5% or more of the Money Market Fund’s shares of beneficial interest outstanding on September 9, 2009: Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 (16.63%).

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MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer and treasury services through a worldwide client-focused team.

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     The Manager provides management services pursuant to separate Management Agreements (respectively, the “Agreement”) between each Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund’s Board, or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance of the Agreement also is approved by a majority of such Fund’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or of the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of its outstanding voting securities, or, upon not less than 90 days’ notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

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     The following persons are officers and/or directors of Dreyfus: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Gary E. Abbs, Vice President-Tax; Jill Gill, Vice President-Human Resources; Joanne S. Huber, Vice President-Tax; Anthony Mayo, Vice President-Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O'Hanley III, Cyrus Taraporevala and Scott E. Wennerholm, directors.

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     BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Funds. The Manager has informed management of each Fund that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

     The Funds, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to such Code of Ethics, to invest in securities that may be purchased or held by a Fund. The Code of Ethics subjects the personal securities transactions of the Manager’s employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers (“Selected Dealers”) and other industry professionals (collectively, “Service Agents”) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

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     Portfolio Managers. The Manager manages each Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund’s Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by its Board to execute purchases and sales of securities. The Money Market Fund’s portfolio managers are Joseph Irace, Colleen Meehan and Bill Vasiliou. The Bond Fund's portfolio managers are Joseph P. Darcy, Douglas J. Gaylor and James Welch, each of whom is employed by Dreyfus and Standish Mellon Asset Management Company & LLC, (“Standish”) a subsidiary of BNY Mellon and an affiliate of Dreyfus. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

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Portfolio Manager Compensation. (Bond Fund only) Portfolio manager compensation is comprised of a market-based salary, an annual incentive plan and a long-term incentive plan. The portfolio managers are compensated by Standish and not by the Fund. Portfolio managers are eligible to join the BNY Mellon deferred compensation program, and the BNY Mellon

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defined contribution pension plan, pursuant to which employer contributions are invested in BNY Mellon common stock.

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Under the annual incentive plan, portfolio managers may receive a bonus of up to two times their annual salary, at the discretion of management. In determining the amount of the bonus, significant consideration is given to the portfolio manager's one-year (weighted 50%) and three-year (weighted 50%) pre-tax performance compared to that of appropriate peer groups. Other factors considered are individual qualitative performance, asset size and revenue growth of the product managed by the portfolio manager.

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Under the long-term incentive plan, restricted BNY Mellon stock and phantom Standish stock is awarded based on the discretion of management based on individual performance and contributions to the BNY Mellon organization.

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Additional Information About Portfolio Managers. The following table lists the number and types of other accounts advised by the Fund’s primary portfolio manager and assets under management in those accounts as of the end of the Fund’s fiscal year:

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	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Joseph P. Darcy	6	$5.5 Billion	None	$0	None	$0
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Neithe the fund nor accounts are subject to a performance-based advisory fee.

     The dollar range of the Fund shares beneficially owned by the primary portfolio manager are as follows as of the end of the Fund’s fiscal year:

Dollar Range of Fund Shares
Portfolio Manager	Fund Name	Beneficially Owned

Joseph P. Darcy	Dreyfus New York Tax Exempt	None
Bond Fund, Inc.

     Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

     Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

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     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Manager and an affiliated entity and such portfolio managers also manage other accounts.

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     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus’ fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the Dreyfus Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

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     Expenses. All expenses incurred in the operation of a Fund are borne by that Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, costs of independent pricing services, costs attributable to

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investor services (including, without limitation, telephone and personnel expenses), costs of shareholders’ reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and distribution to existing shareholders, and any extraordinary expenses. Pursuant to separate Shareholder Services Plans, the Money Market Fund and Bond Fund each bear certain allocated expenses for shareholder servicing. See “Service Plan and Shareholder Services Plans.” All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders.

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     As compensation for the Manager’s services, the Money Market Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of the Fund’s average daily net assets. As compensation for the Manager’s services, the Bond Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.60% of the value of its average daily net assets. All fees and expenses for each Fund are accrued daily and deducted before the declaration of dividends to investors. For the last three fiscal years of the Funds, the management fees payable by each Fund, the amounts waived by the Manager and the net fees paid by the Fund were as follows:

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		Management Fee Payable			Reduction in Fee			Net Fee Paid
Name of Fund	2007	2008	2009	2007	2008	2009	2007	2008	2009
Money Market Fund	$1,212,188	$1,215,021	$1,530,110	N/A	N/A	N/A	$1,212,188	$1,215,021	$1,530,110
Bond Fund	$7,469,503	$7,991,177	$8,184,224	N/A	N/A	N/A	$7,469,503	$7,991,177	$8,184,224
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     The Manager has agreed that if in any fiscal year the aggregate expenses of a Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1½% of the value of such Fund’s average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, the excess expense. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager by a Fund is not subject to reduction as the value of the Fund’s net assets increase.

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     Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Fund’s distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also serves as distributor for the other funds in the Dreyfus Family of Funds. Before June 30, 2007, the Distributor was known as “Dreyfus Service Corporation.”

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     The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by a Fund to those intermediaries. Because those payments are not made by you or the Funds, a Fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-

administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from Manager’s or the Distributor’s own resources to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Funds to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

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     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, is each Fund’s transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of Fund shares.

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     The Bank of New York Mellon (the “Custodian”), an affiliate of the Manager’s, located at One Wall Street, New York, New York 10286, is each Fund’s custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a separate custody agreement with each Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s assets held in custody and receives certain securities transaction charges.

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HOW TO BUY SHARES

     General. Fund shares may be purchased through the Distributor or Service Agents that have entered into service agreements with the Distributor. Fund shares are sold without a sales charge. You may be charged a fee if you elect transactions in Fund shares through a Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that either Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

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     Each Fund reserves the right to reject any purchase order. Neither of the Fund will establish an account for a “foreign financial institution,” as that term is defined in Department of

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the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchange or money transmitter. Neither Fund will accept cash, travelers’ checks, or money orders as payment for shares.

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     The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of a Fund’s Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Shares of each Fund are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of a Fund’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. Each Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

     Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds’ Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. As discussed under “Management Arrangements – Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Shares of the Money Market Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the

Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.

     The Money Market Fund’s net asset value per share is determined as of 12:00 Noon, Eastern time, on each day that the New York Stock Exchange is open for regular business. Net asset value per share is computed by dividing the value of the Money Market Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See “Determination of Net Asset Value.”

     If your payments into the Money Market Fund are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, you will begin to accrue dividends on the following business day.

     Qualified institutions may place telephone orders for the purchase of Money Market Fund shares. These orders will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day if the telephone order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day.

     Shares of the Bond Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. The Bond Fund’s net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for regular business. For purposes of computing net asset value per share of the Bond Fund, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing Fund investments, see “Determination of Net Asset Value.”

     Using Federal Funds. (Money Market Fund only) The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Selected Dealer and your order to purchase Fund shares is paid for other than in Federal Funds, the Selected Dealer, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by you with sufficient Federal Funds or cash balance in your brokerage account with a

Selected Dealer will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

     Dreyfus TeleTransfer Privilege. (Both Funds) You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for regular business), Fund shares will be purchased at the share price determined on the next business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares--Dreyfus TeleTransfer Privilege.”

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SHAREHOLDER SERVICES PLANS

     The Money Market Fund and Bond Fund have adopted separate Shareholder Services Plans.

     Shareholder Services Plans. (Both Funds) Each Fund has adopted a separate Shareholder Services Plan, pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund’s average daily net assets for certain allocated expenses for the provision of certain services to such Fund’s shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the respective Fund’s Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

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     For the fiscal year ended May 31, 2009, the Money Market Fund paid the Distributor $178,164, and the Bond Fund paid the Distributor $815,173, pursuant to the Fund’s Shareholder Services Plan.

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HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder®and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds (or delay the redemption of such shares in the case of the Money Market Fund) for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder®order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     Checkwriting Privilege. (Both Funds) Each Fund provides redemption checks (“Checks”) to investors automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable “No” box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. Potential fluctuations in the net asset value of the Bond Fund’s shares should be considered in determining the amount of any Check drawn on an account in the Bond Fund. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor’s account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

     Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

     Wire Redemption Privilege. (Both Funds) By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Money Market Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to Noon on such day; otherwise the Money Market Fund will initiate payment on the next business day. The Bond Fund ordinarily will initiate payment for shares redeemed pursuant to this privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Share Certificates; Signatures.”

     Dreyfus TeleTransfer Privilege. (Both Funds) You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See “How to Buy Shares--Dreyfus TeleTransfer Privilege.”

     Share Certificates; Signatures. (Both Funds) Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. (Both Funds) Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from the Fund in excess of such amount, each Fund’s Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. (Both Funds) The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund’s shareholders.

SHAREHOLDER SERVICES

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     Fund Exchanges. (Both Funds) You may purchase, in exchange for shares of a Fund, shares of another fund in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

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A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.
B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone and online is given to all Fund shareholders automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     During times of drastic economic or market conditions, the Bond Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

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     Dreyfus Auto-Exchange Privilege. (Both Funds) Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of a Fund, shares of another fund in the Dreyfus Family of Funds, of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following

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notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

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     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com. Each Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time by a Fund upon notice to its shareholders.

     Dreyfus-Automatic Asset Builder®. (Both Funds) Dreyfus-Automatic Asset Builder® permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. (Both Funds) Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the U.S. Government automatically deposited into your Fund account.

     Dreyfus Payroll Savings Plan. (Both Funds) Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Step Program. (Both Funds) Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund’s minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). Each Fund may modify or terminate this Program at any time.

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     Dreyfus Dividend Options. (Both Funds) Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of another fund in the Dreyfus Family of Funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

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A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.
B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.
D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge (“CDSC”) and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

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     Automatic Withdrawal Plan. (Both Funds) The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

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DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. (Money Market Fund only) The valuation of the Money Market Fund’s portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Fund’s Board has established, as a particular responsibility within the overall duty of care owed to the Fund’s investors, procedures reasonably designed to stabilize the Fund’s price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board, at such intervals as it deems appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service (the “Service”) approved by the Board. The Service values the Fund’s investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between the Fund’s net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     Valuation of Portfolio Securities. (Bond Fund only) The investments of the Bond Fund are valued each business day by the Service approved by such Fund’s Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service’s procedures are reviewed under the general supervision of the Fund’s Board. If valuations for investments (received from the Service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the Fund may value those investments at fair value as determined in accordance with the procedures approved by the Fund’s Board. Fair value of investments may be done by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information deemed appropriate under the circumstances. The factors that may be considered in fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading of similar securities of the issuers or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values. The Fund’s expenses and fees, including the management fees (reduced by the expense limitation, if any) and fees pursuant to the Shareholder Services Plan, as the case may be, are accrued daily and are taken into account for the purpose of determining the net asset value of such Fund’s shares.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year‘s Day, Martin Luther King Jr. Day, Presidents‘ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of a fund’s transactions in those securities may not benefit from the negotiated commission rates available to a fund for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between its accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     (Bond Fund only) Portfolio securities ordinarily are purchased from and sold to parties acting either as principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     (Money Market Fund only) All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

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     (Both Funds) For the fiscal years ended May 31, 2007, 2008, and 2009 neither Fund paid any brokerage commissions.

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     Disclosure of Portfolio Holdings. (Both Funds) It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, may publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, on the Dreyfus website at www.dreyfus.com. In addition, fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

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     If a Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, such Fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund’s portfolio holdings. Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

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     Funds may also disclose any and all portfolio holdings information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract. These service providers include the fund’s custodians, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

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     Disclosure of a Fund’s portfolio holdings may be authorized only by the Fund’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund’s Board.

DIVIDENDS, DISTRIBUTIONS AND TAXES

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     Both Funds. Management believes that each Fund has qualified for treatment as a “regulated investment company” under the Code for the fiscal year ended May 31, 2009. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

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     Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for regular business. Earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day for the Money Market Fund and on the next business day for the Bond Fund. With respect to the Bond Fund, Fund shares begin earning income dividends on the day following the date of purchase. Dividends usually are paid on the last business day (calendar day in the case of the Money Market Fund) of each month, and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption. For the Bond Fund, distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

     Tax-exempt interest attributable to certain private activity bonds is an item of tax preferences for purposes of the federal alternative minimum tax. The Money Market Fund currently does not invest in such securities.

     Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

Bond Fund Only. Any dividend or distribution paid shortly after an investor‘s purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of investment. Such a dividend or distribution would be a return of capital in an economic sense, although taxable as described in the Prospectus. In addition, the Code provides that if a shareholder holds Fund shares for six months or less and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares will be disallowed to the extent of the exempt-interest dividend received.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain financial futures and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

     Offsetting positions held by the Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may constitute “straddles.” To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute “mixed straddles.” The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If the Bond Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, such as zero coupon, pay-in-kind or step-up securities, could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payment. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which the securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

INFORMATION ABOUT THE FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Each Fund share is of one class and has equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority~~,~~ in the case of the Bond Fund, or two-thirds~~,~~ in the case of the Money Market Fund, of the Fund’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Money Market Fund is organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund in which they are shareholders. However, the Fund’s Agreement and Declaration of Trust (“Trust Agreement”) disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instruments entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     (Bond Fund only) The Bond Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund’s management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Fund will take reasonable steps to prevent excessive short-term trading deemed to be harmful to the fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectus or this Statement of Additional Information about the other Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectus and this Statement of Additional Information.

     Each Fund sends annual and semi-annual financial statements to all its respective shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of Fund shares being sold pursuant to the Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX A

RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL BONDS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic Trends

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     U.S. Economy. The national economy is experiencing the longest and most severe recession since the 1930s. About 6.5 million jobs have been lost since December 2007 and the New York State Division of the Budget ("DOB") projects that another 900,000 jobs will be lost before the end of this year. As measured by real U.S. GDP, the economy is projected to contract by 2.6% for 2009. Although this forecast represents a slight improvement from the April 2009 forecast, it would still be the biggest decline since World War II. Personal income is projected to fall 0.3% in 2009, the first such decline since 1949. More than two million jobs were lost during the first quarter of 2009 alone. The unemployment rate is projected to rise above 10% during the current quarter and stay there through the first quarter of 2010.

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     With the recession now in its 20th month, it appears that the national economy may finally bottom out, setting the stage for a recovery to begin by the fourth quarter of 2009. The housing market is showing signs of stabilizing and job declines have begun to moderate. Improved financial market conditions, Federal stimulus spending and the largest inventory correction since the late 1940s, all increase the probability that the current recession will be over before the end of the year. Revised data indicate that the U.S. economy contracted 5.5% in the first quarter of 2009, a slightly better performance than anticipated and an improvement from the 6.3% drop experienced in the fourth quarter of 2008. As in the April 2009 forecast, DOB estimates that an even more substantial improvement occurred in the second quarter of 2009, with weak but positive growth projected for the second half of the current year. The U.S. economy is projected to grow 1.7% in 2010, well below its long-term trend growth rate of about 3%.

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     The U.S. labor market lost 1.3 million jobs in the second quarter of 2009. Though the job loss rate was higher than any quarter during the last recession, it represents an easing from the previous quarterly loss of more than 2 million jobs. This moderation was anticipated in the April forecast and consequently, the projected decline in nonfarm employment for 2009 remains unchanged at 3.7% and would represent the largest annual decline in employment since the 1930s. The increase in the number of unemployed during the second quarter of 2009 drove an upward revision to the unemployment rate to 9.4% for 2009. In addition, downward revisions to wages for the fourth quarter of 2008 prompted a downward revision to the projected 2009 decline to 1.7% from a decline of 1.4% in April. However, upward revisions to other components of personal income, including interest and dividend income, left the projected decline in total personal income unchanged at 0.3% for the current year.

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     Despite signs that the worst of the credit market crisis is behind us, the deleveraging process among both households and businesses appears to be far from complete. Consumer credit fell in eight of the ten months from August 2008 through May 2009. This decline is likely due to both tight lending conditions on the part of banks and higher desired savings rates among households. Weak demand both domestically and abroad is putting severe downward pressure on business spending. Nonresidential fixed business investment fell below expectation in the first quarter of the year, leading to a downward revision to a decline of 17.3% for 2009. Continued weakness in private sector demand has reinforced expectations for a fragile recovery from what is already the longest recession since the 1930s.

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     U.S. corporate profits, including the capital consumption and inventory valuation adjustments, fell 51.4% in the fourth quarter of 2008, the largest decline since the fourth quarter of 1953. Profits among domestic corporations have fallen in all but three quarters since the fourth quarter of 2006. But profits grew 16.1% in the first quarter of 2009, led by the financial sector. This unexpected strength prompted an upward revision to the projected decline in profits for the current year to 12.3%. However, the corporate profits estimate does not reflect write-downs of loans and asset-backed securities that have not retained their value and therefore may be overstating the health of the financial sector.

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     Energy and other commodity prices remain low relative to last year's highs. As a result, the general price level, as measured by the Consumer Price Index, is now projected to fall 0.7% in 2009, representing a slight downward revision from April 2009. However, going forward, a slightly stronger economy than previously projected implies that the Federal Reserve may shift its policy stance earlier than originally thought. This alteration is likely to entail a reduction in the use of less traditional tools invoked to stimulate financial market activity, or quantitative easing, in addition to increases in short-term interest rates. Consequently, DOB now expects the Federal Reserve to start raising its current Federal funds policy target during the second quarter of 2010.

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     DOB's outlook on the national economy continues to call for an end to the current recession sometime in the second half of 2009. However, with about 6.5 million jobs lost since December 2007, the recovery is expected to be fragile at best and there are many risks to the forecast. Although financial market conditions have improved, particularly in relation to interbank credit activity, there is still evidence that lending standards remain tight and a failure to loosen these standards could delay the onset of the recovery by delaying further improvement in both household and business spending. Fewer jobs than projected could result in lower incomes and weaker household spending than projected. Slower corporate earnings growth than expected could further depress equity markets, delaying their recovery and that of Wall Street. On the other hand, a stronger response to the stimulus package, a continued run up in equity prices, or stronger global growth than anticipated could result in stronger economic growth than is reflected in the forecast.

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State Economy.

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     DOB estimates that the State economy experienced a business cycle peak in August 2008, fully eight months after the nation as a whole. The current downturn's unusual chronology is primarily due to the unique character of the State's housing market and the extraordinarily

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strong 2007 performance of the finance, business services, and tourism sectors, which extended well into 2008. U.S. employment fell 0.4% in 2008, while State employment actually grew 0.6%. But though the State recession started later, the economy is now declining quickly and the State downturn is expected to last considerably longer. New York employment is now projected to decline 2.3% for 2009, followed by a decline of 0.3% for 2010. Both represent slight downward revisions from the April forecast. Private sector employment is projected to fall 2.7%, the largest annual decline since 1990, followed by a decline of 0.5% for 2010. Job declines in the financial services sector and the professional, scientific, and technical services sector of 5.3% and 6.2%, respectively, are projected for 2009. Both of these sectors are important drivers for the downstate economy.

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     Though relatively steep, the decline in State employment expected for this year is less severe than the 3.7% decline expected for the nation. The difference is largely rooted in the origins of the national recession in the residential housing sector and manufacturing —particularly automobiles. Many areas of the State did not experience the boom and bust cycle in the housing market that plagued so much of the nation. Moreover, as a result of the persistent long-term contraction of the State's manufacturing sector, this sector accounts for a smaller share of total employment for New York than for the nation, consequently the State is less affected by the current manufacturing intensive recession.

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     A focus on employment alone understates the severity of this downturn for New York. With credit markets and finance sector compensation now at the fulcrum of the current economic crisis, and given the importance of that sector to the State's income base, the impact of the current downturn on State wages has been devastating. DOB estimates that State wages fell 13.1% in the first quarter of 2009, the largest annual decline in the history of Quarterly Census of Employment and Wages ("QECW") data. This unprecedented decline in State wages largely reflects the impact of securities industry losses on bonus compensation. Efforts by the Federal government to aid the industry through the Federal government's Troubled Asset Relief Program ("TARP") are also expected to put downward pressure on bonus payouts. DOB projects a downwardly revised decline in State wages for 2009 of 4.8%, the largest annual decline in the history of QCEW data. This decline can be expected to have a substantial impact on State household spending over the near-term. Credit market conditions and rising debt default rates are also expected to put downward pressure on the State's income and tax base by continuing to depress real estate activity, particularly in the commercial sector where high-value transactions contribute significantly to state and local government revenues. The volume of such transactions is expected to continue to fall with the ongoing increase in office vacancy rates. The midtown New York City office vacancy rate rose 4.5% in the second quarter of 2009 and 9.8% from the same quarter in 2008.

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     DOB's outlook for the State economy calls for the current recession ending sometime during the second half of 2010. All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation's financial capital, financial market uncertainty poses a particularly large degree of risk for New York. Lower than anticipated levels of financial market activity could result in a further delay in the recovery of Wall Street profits and bonuses. A more severe national recession than expected could prolong the State's downturn, producing weaker employment, and wage growth than projected. Weaker than anticipated equity and real estate

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activity could negatively affect household spending and taxable capital gains realizations. These effects could ripple through the economy, further depressing both employment and wage growth. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with other stronger financial market activity, could result in higher wage and bonus growth than projected.

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The City of New York.

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     The fiscal demands on the State may be affected by the fiscal health of New York City, which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

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Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Between 2004 and 2008, the State Legislature authorized 17 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2009-10 or thereafter.

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Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

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Special Considerations.

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     Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control and there can be no assurance that actual results will not differ materially and adversely from the current forecast. The most significant short-term risks include, but are not limited to: (i) performance of the national and State economies; (ii) impact of continuing write-downs and other costs affecting the financial sector and the related effect on bonus income and capital gains realizations; (iii) access to capital markets in light of the disruption in the municipal bond market; (iv) litigation against the State; and (v) actions taken by the Federal government, including audits, disallowances and changes in aid levels.

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Labor Settlements.

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     The State has reached new labor contracts with several labor unions. Under the terms of these four-year contracts, employees will receive pay increases of 3% annually in Fiscal Years Fiscal Years 2008-09, 2009-10 and 2010-11 and 4% in Fiscal Year 2011-12. Pursuant to the Governor's directive, most non-unionized "management/confidential" will not receive the planned general salary increase, merit awards, longevity payments, and performance advances in Fiscal Year 2009-10.

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     Certain other unions have not reached settlements with the State at this time. DOB estimates that if all the unsettled unions were to agree to the same terms that have been ratified by settled unions, it would result in added costs of approximately $400 million in Fiscal Year 2009-10, assuming a retroactive component for Fiscal Years 2007-08 and 2008-09, and approximately $275 million in both Fiscal Years 2010-11 and 2011-12. The Enacted Budget for Fiscal Year 2009-10 assumed spending related to these settlements. The recent binding arbitration awards for corrections officers and supervisors add costs above the pattern of settlements. The costs of the awards are accounted for in the revised projections. However, it is possible that additional awards will be granted to these unions as part of ongoing arbitration. The unions that have not reached agreement with the State (excluding those in binding arbitration) cover graduate students and park police.

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Bond Market Issues.

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     Current projections reflect that the level of State-supported debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act of 2000 through Fiscal Year 2011-12. However, the State has entered into a period of significantly declining debt capacity. Based on the most recent personal income and debt outstanding forecasts, the State is now expected to exceed the debt outstanding cap in Fiscal Year 2012-13 by approximately $380 million. The State expects to propose actions in the Fiscal Year 2010-11 Executive Budget in order to stay within the statutory limitations.

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     Additionally, since February 2008, a significant number of auction rate municipal bonds have failed to attract buyers, including certain bonds backed by the State, resulting in "failed auctions" and a resetting of the periodic rates to rates in excess of that which would otherwise prevail in the short-term market. The auction failures have affected municipal issuers throughout the nation. Failed auctions generally do not reflect the credit strength of individual issuers, but reflect concerns relating to bond insurers that have insured these auction rate bonds as well as changes in the operation of the auction rate market itself. As an outcome of these failed auctions, governmental issuers are experiencing significantly higher service costs on auction rate bonds and bondholders are experience significantly less liquidity than has been anticipated. The State continues to adjust its variable-rate debt portfolio in response to widespread disruption in the municipal bond market.

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State Workforce.

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     On March 24, 2009, the Executive announced that it would implement a Workforce Reduction Program ("WRP"). DOB expected that the WRP would result in a State workforce reduction equivalent to approximately 8,700 employees, and would generate savings of approximately $160 million in Fiscal Year 2009-10 growing to over $300 million in Fiscal Year 2010-11. Based on ongoing negotiations with the State's employee unions, the WRP has been

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changed to minimize layoffs and will be combined with other actions to achieve the savings projected in the Fiscal Year 2009-10 Enacted Budget. The savings are expected to result from a multi-pronged approach, including continuation of a hiring freeze, eliminating funded vacancies, not filling attritions in State agencies and instituting a severance program for some State employees, which includes a separation payment of $20,000 per employee, to further reduce the workforce in the current fiscal year. These actions are expected to generate savings of approximately $260 million over the next two fiscal years.

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State Finances

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     The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

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Recent Trends.

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     Following a period of solid operating results from Fiscal Years 2003-04 through 2006-07, State finances began to lose momentum during Fiscal Year 2007-08, preceding the State economy's contraction and concomitant decline in revenues in Fiscal Year 2008-09. As a result, the General Fund's closing balance had declined by more than $1 billion over the last three fiscal years, from $3.0 billion in Fiscal Year 2006-07, to $2.8 billion in Fiscal Year 2007-08 and to $1.9 billion in Fiscal Year 2008-09. DOB estimates that the General Fund will end Fiscal Year 2009-10 with a balance of $1.4 billion so long as a plan to close the estimated $2.1 billion budget gap is enacted.

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Prior Fiscal Year Results.

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     Fiscal Year 2006-07 Results. DOB reported a General Fund surplus of $1.5 billion for Fiscal Year 2006-07. Results for Fiscal Year 2006-07 were $1.5 billion higher than the 2006-07 Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion, and disbursements, including transfers to other funds, totaled $51.6 billion. The General Fund ended Fiscal Year 2006-07 with a balance of $3 billion, including $1.7 billion in general revenues. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in Fiscal Year 2006-07, an increase of $4.2 billion from Fiscal Year 2005-06. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $239 million. General Fund spending, including transfers to other funds, totaled $51.6 billion in Fiscal Year 2006-07, an increase of $5.1 billion from Fiscal Year 2005-06.

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     Fiscal Year 2007-08 Results. The State ended Fiscal Year 2007-08 in balance. State revenues were $578 million lower than initial projections, while spending for the year finished at

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$299 million lower than expectations. The result was a $279 million decrease in cash reserves. The General Fund ended Fiscal Year 2007-08 with a balance of $2.8 billion, which included dedicated balances of $1.2 billion in the Rainy Day Reserve. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.1 billion in Fiscal Year 2007-08, an increase of $1.7 billion from Fiscal Year 2006-07 results. While tax receipts decreased by $273 million, transfers increased by $1.9 billion and miscellaneous receipts increased by $191 million. General Fund spending totaled $53.4 billion in Fiscal Year 2007-08, an increase of $1.8 billion from Fiscal Year 2006-07.

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     Fiscal Year 2008-09 Results (Unaudited). The State ended Fiscal Year 2008-09 in balance on a cash basis in the General Fund. General Fund receipts, including transfers from other funds, were $1.84 billion lower than initial projections, while spending for the year finished at $1.75 billion lower than expectations. The result was $83 million less in cash reserves than expected in the Fiscal Year 2008-09 enacted budget.

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     The General Fund ended Fiscal Year 2008-09 with a balance of $1.9 billion, which included dedicated balances of $1.2 billion in the Rainy Day Reserve, the contingency reserve fund to guard against litigation risks ($21 million), the Community Projects Fund ($145 million) and $503 million in general reserves, $163 million of which DOB expects to use for payments initially planned for Fiscal Year 2008-09 that were delayed until Fiscal Year 2009-10. The year-end balance was substantially improved by the receipt of $1.3 billion in unplanned General Fund relief from the temporary increase in the Federal matching rate for certain Medicaid expenditures. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.8 billion in Fiscal Year 2008-09, an increase of $707 million from Fiscal Year 2007-08 results. While tax receipts decreased by $94 million, miscellaneous receipts increased by $623 million and transfers increased by $178 million. General Fund spending totaled $54.6 billion in Fiscal Year 2008-09, an increase of $1.2 billion from Fiscal Year 2007-08.

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Fiscal Year 2009-10 Enacted Budget Financial Plan

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     The Enacted Budget for Fiscal Year 2009-10 (the "Fiscal Year 2009-10 Budget") closed the largest budget gap ever faced by the State. The combined current services budget gap for Fiscal Year 2008-09 and Fiscal Year 2009-10 totaled $20.1 billion, before the gap-closing actions approved by the Governor and Legislature and the receipt of extraordinary Federal aid. For perspective, the two-year budget gap that needed to be closed was equal to approximately 37% of total General Fund receipts in Fiscal Year 2008-09. The cumulative gap for the five-year planning period from Fiscal Year 2008-09 through 2012-13, before approved gap-closing actions, totaled $85.2 billion.

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     The combined current-services gap for Fiscal Years 2008-09 and 2009-10 grew steadily between May 2008 and 2009, increasing four-fold over that period. The $15 billion increase in the combined gap was due almost exclusively to the precipitous decline in projected receipts, reflecting the severity of the current economic downturn and dislocation in the financial markets. The current recession has been characterized by a loss of vast sums of wealth from depressed equity and real estate markets. As of the fourth quarter of 2008, an unprecedented $12.8 trillion

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in net wealth had been destroyed nationwide since the third quarter of calendar year 2007. This is expected to have a substantial impact on taxable income and, by extension, State tax receipts. Elements of the Gap-Closing Plan. The gap-closing plan for Fiscal Years 2008-09 and 2009-10 was enacted in two parts. First, in early February 2009, the Governor and Legislature approved a deficit reduction plan ("DRP") for Fiscal Year 2008-09, which provided approximately $2.4 billion in savings over the two-year period, reducing the combined gap to $17.7 billion. Second, in March 2009, the Governor and Legislature reached final agreement on the Fiscal Year 2009-10 Budget, which included an additional $11.5 billion in gap-closing actions, for a total of $13.9 billion in gap-closing actions. The most significant actions include freezing the foundation aid and Universal Prekindergarten education aid programs at Fiscal Year 2008-09 levels; eliminating the Middle-Class STAR (school tax relief) rebate program (but maintaining the STAR exemption program that will provide $3.5 billion in property tax relief); instituting Medicaid cost containment; reducing the size of the State workforce; and increasing personal income tax rates on high income earners.

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     In addition, the gap-closing plan included $6.15 billion in direct fiscal relief that the Federal government provided to the State under the American Recovery and Reinvestment Act of 2009 ("ARRA") to stabilize State finances and help prevent reductions in essential services. This extraordinary aid consists of $5 billion in State savings resulting from a temporary increase in the amount of Medicaid spending that is paid for by the Federal government and $1.15 billion in Federal aid provided by the ARRA's State Fiscal Stabilization Fund to restore proposed reductions in education, higher education, and other essential government services.

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DOB estimated that, after initial gap-closing actions and Federal aid, the General Fund the HCRA were balanced for Fiscal Year 2009-10, and left budget gaps of $2.2 billion in Fiscal Year 2010-11 and $8.8 billion and $13.7 billion in Fiscal Years 2011-12 and 2012-13, respectively. As required by law, the State ended Fiscal Year 2008-09 fiscal year in balance in the General Fund and HCRA. The State received $1.3 billion in Federal aid under ARRA in Fiscal Year 2008-09, of which it used $624 million to eliminate the Fiscal Year 2008-09 gap and $675 million that it applied to close a portion of the Fiscal Year 2009-10 gap. Based on DOB's initial estimates, the cumulative budget gap for the five-year period (Fiscal Years 2008-09 through 2012-13) was reduced from $85.2 billion to $24.6 billion, a reduction of approximately $60.6 billion – or over 70% – from the current-services forecast.

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     Annual growth of the State-financed portion of the budget – that is, spending financed directly by State residents through State taxes, fees, and other revenues – was held nearly flat. General Fund disbursements, including transfers to other funds, were initially expected to total $54.9 billion in Fiscal Year 2009-10, an increase of $301 million (0.6%) from Fiscal Year 2008-09 results. Projected General Fund spending for Fiscal Year 2009-10 was reduced by $8.7 billion. State Operating Funds spending, which excludes Federal operating aid and capital spending, was projected to total $78.7 billion in Fiscal Year 2009-10, an increase of $574 million (0.7%) over Fiscal Year 2008-09 results.

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     Before the dramatic economic events of 2008, the sustained growth in spending commitments since the last economic recovery was the principal contributor to the State's growing budget gaps. Over the last year, however, the precipitous decline in actual and projected receipts caused by the economic downturn had been the dominant cause of the

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extraordinary increase in the budget gaps. Accordingly, the gap-closing plan under the State's control (that is, excluding Federal aid) were weighted toward spending restraint, but also relied on substantial tax and fee increases. Actions to restrain spending constituted approximately 46% of the State portion of the gap-closing plan. Actions to increase receipts constituted approximately 39% of the plan. Non-recurring resources made up the remainder.

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Revisions to the Fiscal Year 2009-10 Budget.

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     Based on a comprehensive review of operating results through the first quarter of Fiscal Year 2009-10, updated economic data, and other information, DOB has concluded that actual receipts across the four-year planning period are likely to fall below the levels forecasted in the enacted Fiscal Year 2009-10 Budget. General Fund receipts, including transfers from other funds, are now estimated to total $52.4 billion in Fiscal Year 2009-10, a reduction of $1.97 billion (3.6%) from the enacted Fiscal Year 2009-10 Budget forecast. The most significant downward revisions were made to the forecasts for personal income taxes and sales taxes. These modifications are consistent with the weakness observed in actual operating results to date. Estimates for other tax sources, as well as receipts from investment income and the disposition of abandoned property, have also been reduced based on an updated assessment of market conditions.

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     General Fund disbursements, including transfers to other funds, are estimated at $55.1 billion, an increase of $151 million from the enacted Fiscal Year 2009-10 Budget forecast. This primarily reflects lower estimates for lottery receipts, which results in a corresponding increase in General Fund support for school aid, and for receipts in other funds that were expected to be available to offset fringe benefit costs in the General Fund. In addition to these factors, starting in Fiscal Year 2010-11, DOB is projecting substantial increases in the State's pension contributions, as well as higher growth in human services spending, consistent with the updated economic assumptions and program trends.

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     DOB estimates that, absent legislative and administrative action, the changes to the General Fund receipts and disbursements forecast would result in a budget gap of $2.1 billion in the current fiscal year. The projected budget gaps that must be addressed in future years have also increased and now total $4.6 billion, $13.3 billion and $18.2 billion in Fiscal Years 2010-11, 2011-12 and 2012-13, respectively.

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     In comparison to the enacted Fiscal Year 2009-10 Budget forecast, the cumulative four-year gap has increased by approximately $13 billion, from $25 billion to $38 billion. The main factors contributing to the incremental increase in the cumulative gap over the plan period since the initial forecast, and the percentage share of the increase in the cumulative gap, include: lower projected tax receipts ($6.6 billion; 48% of the incremental increase), higher than projected State pension contributions absent measures to control costs ($2.1 billion; 16%), lower lottery receipts ($1.4 billion; 10%), reduced income from the investment of State money and the disposition of abandoned property ($1.2 billion; 9%) and projected increases in child welfare and public assistance costs ($870 million; 6%).

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     DOB has also made a number of substantive revisions to the General Fund disbursements forecast, several of which are related directly or indirectly to the continuing economic downturn.

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The New York State Common Retirement Fund has realized lower than expected rates of return on its investments. The lower returns are expected to result in increased employer contribution rates to the New York State and Local Employees’ Retirement System ("ERS") and the New York State and Local Police and Fire Retirement System ("PFRS"). Absent enactment of certain legislative changes, the ERS pension contribution rates are projected to grow from 7.2% in Fiscal Year 2009-10 to 24.1% in Fiscal Year 2012-13. PFRS rates are also projected to increase significantly, rising from 14.7% in Fiscal Year 2009-10 to 33.1% in Fiscal Year 2012-13. Based on the latest program information and updated economic models, DOB is now projecting an increase of over 40,000 individuals on public assistance over the four-year plan period, with the caseload estimated at approximately 554,200 by Fiscal Year 2012-13.

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     The DOB is developing a Program to Eliminate the Gap ("PEG") for the current fiscal year that will include proposed spending reductions and other targeted actions to eliminate the budget gap without the use of existing reserves. The PEG is expected to be ready for consideration by the Legislature in the early fall of 2009. At the same time, DOB is working with the Governor's Office of Taxpayer Accountability to identify opportunities to reduce waste, fraud and abuse in State government. It also intends to continue to impose strict controls on all discretionary spending by State agencies, including hiring, purchasing, travel, and other operating activities.

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General Fund Out-Year Projections.

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     DOB projects that the Fiscal Year 2009-10 Budget is balanced in the General Fund in Fiscal Year 2009-10, and projects outyear budget gaps of $4.6 billion, $13.3 billion and $18.2 billion in Fiscal Years 2010-11, 2011-12 and 2012-13, respectively.

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General Fund spending is projected to grow at an average annual rate of 8.1% from Fiscal Years 2008-09 through 2012-13. Spending growth in the General Fund is projected to increase sharply in 2011-12, reflecting a return to a lower Federal match rate for Medicaid expenditures on January 1, 2011, which will increase General Fund costs, and the loss of temporary Federal aid for education. Excluding these Federal aid amounts, which temporarily suppress General Fund costs in Fiscal Years 2009-10 and 2010-11, General Fund spending is projected to grow at approximately 7.5% on a compound annual basis. The spending is driven by Medicaid growth, rising costs for education, the State-financed cap on local Medicaid spending, employee and retiree health benefits, and child welfare programs.

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     The receipts growth is consistent with DOB's economic forecast for the recession and recovery. The temporary personal income tax increase, which covers calendar years 2009 through 2011, is expected to provide substantial additional receipts through Fiscal Year 2011-12 Outyear Receipts Projections. Overall, tax receipts growth in the two fiscal years following Fiscal Year 2009-10 is expected to grow within a range of 1 to 8%. This reflects an economic forecast of a recession with employment losses continuing through the third quarter of 2009, an historic decline in State wages in 2009, and low wage growth for 2010. This lowers the economic base on which the outyear revenue forecast is built. Overall, receipts growth in the three fiscal years following Fiscal Year 2010-11 is expected to grow consistent with projected growth in the U.S. and New York economies.

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     Outyear Disbursement Projections. DOB forecasts General Fund spending of $59.9 billion in Fiscal Year 2010-11, an increase of $4.9 billion (8.9%) over estimated Fiscal Year 2009-10 levels. Growth in Fiscal Year 2011-12 is projected at $9.4 billion (15.6%) and in Fiscal Year 2012-13 at $5.2 billion (7.5%). The growth levels are based on current services projections, as modified by the actions contained in the Fiscal Year 2009-10 Budget. They do not incorporate any estimate of potential new actions to control spending in future years.

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State Indebtedness

General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

     Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in Fiscal Year 2000-01, and will gradually increase until it is fully phased-in at 4.0% in Fiscal Year 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in Fiscal Year 2000-01, and will gradually increase to 5.0% in Fiscal Year 2013-14.

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     As of October 30, 2008, the cumulative debt outstanding and debt service caps were 3.32% each, and actual levels remained below the statutory caps. Between April 1, 2000 and March 31, 2008, the State issued new debt resulting in $21 billion of debt outstanding applicable to the debt reform cap, about $8.8 billion below the limitation. Debt service costs on this new debt totaled $1.7 billion in Fiscal Year 2007-08 or roughly $2.1 billion below the debt service limitation.

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     Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Act throughout the next several years. However, the State has entered into a period of significantly declining debt capacity. Available cap room, in regards to debt outstanding, is expected to decline from 0.98% ($9.2 billion) in Fiscal Year 2008-09 to only 0.06% ($700 million) in Fiscal Year 2013-14, a decrease of $2.2 billion. In addition, debt outstanding is projected to exceed the cap by 0.04% ($380 million) in Fiscal Year 2012-13. The State plans to take actions in future budget cycles before Fiscal Year 2012-13 in order to stay within the statutory debt limits.

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     Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 20% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 20% of total State-supported outstanding debt. As of March 31, 2009, State-supported debt in the amount of $47.0 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $9.4 billion each. As of March 31, 2009, both amounts are less than the statutorily cap of 20%, and are projected to be below the caps for the entire forecast period through Fiscal Year 2012-13.

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     As of March 31, 2009, the State had five agencies or instrumentalities that had entered into a notional amount of $3.99 billion of interest rate exchange agreements that are subject to the interest rate exchange agreement cap, or 8.5% of total debt outstanding.

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     The State is currently repositioning its swaps portfolio to mitigate the negative effects of the ongoing credit crisis in the global markets. From March 2008 through March 2009, the State terminated $2.0 billion notional amount of swaps. Of this amount, the bankruptcy of Lehman Brothers Holdings, Inc. resulted in the automatic termination of approximately $565 million notional amount of swaps. Given the current dislocations in the underlying variable rate markets and recent experience with the existing portfolio of swaps, the State has no plans to increase its swap exposure, and may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts.

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     The agreements outstanding as of March 31, 2009 involved eight different counterparties. Each agreement were part of refunding transactions that resulted in fixed rated that ranged between 2.86% and 3.66%, which were significantly lower than the fixed bond rates at the time the refunding bonds were issued. As of March 31, 2009, the net mark-to-market value of all the outstanding obligations (the aggregate termination amount) was approximately $577 million. The State plans to continue to monitor and manage counterparty risk on a monthly basis.

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A of March 31, 2009, the State had about $1.8 billion of outstanding variable rate debt instruments, or 3.8% of total debt outstanding, that are subject to the net variable rate exposure cap. That amount includes $1.65 billion of unhedged variable rate obligations and $128 million of synthetic variable rate obligations. In addition to these variable rate obligations, as of March 31, 2009, the State had outstanding $2.4 billion of fixed-rate obligations that may convert to variable rate obligations in the future. This amount included $1.75 billion in State-supported convertible rate bonds.

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State-Supported Debt.

     The State's debt affordability measures compare favorably to the forecasts contained in the State's Capital Program and Financing Plan. Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated.

General Obligation Bond Programs.

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     General obligation debt is currently authorized by the State for transportation, environment and housing purposes. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. The amount of general obligation bonds issued in Fiscal Year 2008-09 (excluding refunding bonds) was $455 million, and as of March 31, 2009, the total amount of general obligation debt outstanding was $3.3 billion. The Enacted Capital Plan projects that approximately $599 million in general obligation bonds will be issued in Fiscal Year 2009-10.

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     Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2009, approximately $13.7 billion of State Personal Income Tax Revenue Bonds were outstanding. The Fiscal Year 2009-10 Budget projects that $4.1 billion of these bonds will be issued in Fiscal Year 2009-10.

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     Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. Since Fiscal Year 1999-2000, over $1.3 billion has been deposited in the

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DRRF. The State spent $49 million of DRRF funds in Fiscal Year 2008-09 to defease high-cost debt. The Fiscal Year 2009-10 Enacted Budget authorizes up to $250 million for the DRRF to deal with uncertain market conditions. This appropriation will only be funded if resources become available, and would give the State the flexibility to react to market conditions and apply additional resources to mitigate risks in the State's debt portfolio. This appropriation could be used to fund swap termination costs, capital projects, cost of issuance, or to defease high cost debt.

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     Fiscal Year 2009-10 State Supported Borrowing Plan. The State's Fiscal Year 2009-10 borrowing plan projects new issuance of $599 billion in general obligation bonds; $577 million in Dedicated Highway and Bridge Trust Fund Bonds issued to finance capital projects for transportation; $520 million in Mental Health Facilities Improvement Revenue Bonds issued to finance capital projects at mental health facilities; $100 million in SUNY Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories; and $4.1 billion in State Personal Income Tax Revenue Bonds to finance various capital programs.

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Litigation

General.

     The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the current fiscal year or thereafter. Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget. The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

     Real Property Claims. In Oneida Indian Nation of New York, et al. v. State of New York, the alleged successors-in-interest to the historic Oneida Indian Nation seek a declaration that they hold a current possessory interest in approximately 250,000 acres of land that the tribe sold to the State in a series of transactions between 1795 and 1846, and ejectment of the State and surrounding counties from all publicly-held lands in the claim area. This case was dormant while the plaintiffs pursuant an earlier action which ended in an unsuccessful effort at a settlement. In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2000, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

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     Further efforts at settlement of this action failed to reach a successful outcome. While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York and Cayuga Indian Nation of New York v. Pataki. Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. By order dated May 21, 2007, the court dismissed plaintiffs' claims to the extent that they asserted a possessory interest, but permitted plaintiffs to pursue a claim seeking the difference between the amount paid and the fair market value of the lands at the time of the transaction. The court certified the May 21, 2007 order for interlocutory appeal and, on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order. The appeals have been fully briefed before the Second Circuit, and oral argument was conducted in June of 2008. The case now awaits the court's decision.

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     Other Indian land claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., and The Onondaga Nation v. The State of New York, et al. both in United States District Court.

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     In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution. On November 29, 2004, the plaintiff tribes, with one exception, approved a settlement with the State. On February 10, 2006, the district court stayed all proceedings and legislation until 45 days after the U.S. Supreme Court issued a final decision in the Cayuga Indian Nation of New York case. On November 6, 2006, after certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings. Although the motion is fully briefed and awaiting decision, on April 16, 2008, the District Court issued an order staying the case until a decision is rendered with respect to the pending appeal in the Oneida case.


In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onondaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void. On August 15, 2006, based on Sherrill and Cayuga, the defendants moved for an order dismissing this action, based on the issue of laches. The motion is now fully briefed and awaiting decision.


     Cayuga Indian Nation of New York, et al. v. Pataki, et al., involved approximately 64,000 acres in Seneca and Cayuga Counties that the historic Cayuga Nation sold to the State in 1795 and 1807 in alleged violation of the Nonintercourse Act (first enacted in 1790) because the transactions were not held under Federal supervision, and were not formally ratified by the U.S.



Senate and proclaimed by the President. In 2001, the court denied ejectment as a remedy and rendered a judgment against the State for in the net amount of $250 million. The State appealed the judgment. The tribal plaintiffs (but not the U.S. Government) cross-appealed, seeking ejectment of all of the present day occupants of the claimed land and approximately $1.5 billion in additional prejudgment interest.


     On June 28, 2005, the Second Circuit reversed and entered judgment dismissing the action, based upon the intervening Sherrill decision. The Second Circuit concluded that the same equitable considerations that the Supreme Court relied on in Sherrill applied to the Cayugas' possessory claim and required dismissal of the entire lawsuit, including plaintiffs' claims for money damages and ejectment. The Court also held that the United States' complaint-in-intervention was barred by laches. The Supreme Court denied certiorari in Cayuga on May 15, 2006.


This case was closed but recently became active when the Cayuga plaintiffs filed a motion to have the judgment vacated and the case stayed until after the Second Circuit decides the appeal in Oneida. The motion is premised on the ruling in Oneida that, in spite of the decision in Cayuga, the tribal plaintiffs may proceed to prove a non-possessory claim for unjust compensation against the State. Further briefing on the plaintiffs' motion from relief from judgment has been suspended, pending the outcome of the Oneida appeal.


Medicaid.

     Numerous cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodologies have been adopted in violation of procedural and substantive requirements of State and Federal law.

     In New York Association of Homes and Services for the Aging v. DeBuono, et al., the U.S. District Court dismissed plaintiff's complaint on May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. This case is now concluded. Several related cases at the State level involving the same parties and issues had been held in abeyance pending the result of the litigation in Federal court.


     Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA") that New York and many other states entered into with major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the U.S. Constitution; (2) the establishment of an "output cartel" in conflict with the Sherman Act; and (3) selective nonenforcement of laws on Native American reservations in violation of the Equal Protection Clause of the U.S. Constitution. The District Court granted defendants' motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion dated January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded



the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. On September 14, 2004, the District Court denied all aspects of plaintiffs' motion for a preliminary injunction, except that portion of the motion relating to the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs appealed the denial of the remainder of the motion. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the summary judgment motions and cross-motions were fully submitted to the District Court. By order dated July 7, 2008, the District Court requested updated statistical information and other information needed to resolve certain material questions. Following an evidentiary hearing, by order dated December 15, 2008 summarizing a preliminary decision, the District Court dismissed all of plaintiff's claims. On January 12, 2009, the Court issued its opinion and order granting judgment dismissing the complaint. Plaintiff has appealed and the appeal is pending.


     In Grand River Ent. v. King, a cigarette importer raises the same claims as those brought by the plaintiffs in Freedom Holdings, in a suit against the attorneys general of thirty states, including New York. The parties were scheduled to file opposing motions for summary judgment in district court on August 12, 2009.


     West Valley Litigation. In State of New York et al v. The United States of America et al., the State and the New York State Energy Research and Development Authority have filed suit seeking declarations that defendants are (i) liable under CERCLA for the State's response costs and for damages to the State's natural resources resulting from pollution releases from the West Valley site and a judgment reimbursing the State for these costs and damages, (ii) responsible to decontaminate and decommission the site and for future site monitoring and maintenance, and (iii) responsible for paying the fees for disposal of solidified high level radioactive waste at the site. The parties have agreed to stay the litigation and submit the issues to non-binding arbitration and early neutral evaluation. The parties are currently engaged in mediation.


Representative Payees. In Weaver v. State of New York, the claimant alleges that executive directors of Office of Mental Health facilities, acting as representative payees under the Federal Social Security Act, have improperly received benefits due to patients and former patients and improperly applied those benefits to defray the cost of patient care and maintenance. The named claimant seeks benefits on her own behalf as well as certification of a class of claimants.


On September 26, 2008, the State moved to dismiss the claim on the grounds that the claimant failed to file a motion to certify the class in a timely manner and that the claimant failed to identify the time and place in which each claim arose. The claimant has opposed the motion and cross-moved, seeking certification of the class, pre-certification discovery, and partial summary judgment. The State's reply papers were submitted on April 1, 2009. The State had also opposed the claimant's cross-motions, and has submitted a motion for summary judgment. All papers on the claimant's cross-motions and on the State's summary judgment motion were required to be submitted by September 15, 2009.


Bottle Bill Litigation.


     In International Bottled Water Association, et al. v. Paterson, et al., plaintiffs seek declaratory and injunctive relief declaring that certain amendments to the State's Bottle Bill



enacted on April 7, 2009 as part of the Fiscal Year 2009-2010 Budget violate the due process clause, the equal protection clause and the commerce clause of the United States Constitution. By order entered May 29, 2009, the district court granted a preliminary injunction that (1) enjoined the State from implementing or enforcing the New-York exclusive universal product code provision of the Bottle Bill and (2) enjoined the State from implementing or enforcing any and all other amendments to the Bottle Bill signed into law on April 7, 2009, until April 1, 2010, to allow persons subject to the amendments sufficient time to comply with the law's requirements. On June 18, 2009, the State defendants moved to modify the preliminary injunction.


Civil Service Litigation.


     In Simpson v. New York State Department of Civil Service et ano., plaintiffs have brought a class action claiming that a civil service test administered between 1996 and 2006 resulted in a disparate impact upon the class. Cross motions for summary judgment are currently pending in district court.


APPENDIX B Rating Categories

Description of certain ratings assigned by S&P, Moody’s and Fitch:

S&P Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’

also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol ‘r’ is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation ‘N.R.’ indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A

Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated ‘Ba’ are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated ‘B’ generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

MIG/VMIG U.S. short-term

Municipal debt issuance ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term investment grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. ‘CC’ ratings indicate that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90% -100% of outstanding amounts and accrued interest. ‘DD’ ratings indicate potential recoveries in the range of 50% - 90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

‘NR’ indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1.’

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

PART C. OTHER INFORMATION _________________________

Item 23.	Exhibits.

(a)	Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 14 to the
Registration Statement on Form N-1A, filed on September 27, 1996.
Articles of Amendment are incorporated by reference to Exhibit (1)(b) of
Post-Effective Amendment No. 14 to the Registration Statement on Form N-
1A, filed on September 27, 1996.


(a)(i)	Articles of Amendment are incorporated by referenced to Exhibit (a)(i)
of Post-Effective Amendment No. 27 to the Registration Statement on Form
N-1A filed on September 26, 2008

(b)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of
Post-Effective Amendment No. 24 to the Registration Statement on Form
N-1A, filed on September 27, 2006.

(d)	Management Agreement is incorporated by reference to Exhibit (d) of
Post-Effective Amendment No. 26 to the Registration Statement on Form
N-1A, filed on September 27, 2007.

(e)(i)	Distribution Agreement is incorporated by reference to Exhibit (e)(i)
of Post-Effective Amendment No. 26 to the Registration Statement on
Form N-1A, filed on September 27, 2007.

(e)(ii)	Forms of Service Agreements are incorporated by reference to Exhibit
(e)(ii) of Post-Effective Amendment No. 26 to the Registration
Statement on Form N-1A, filed on September 27, 2007.

(e)(iii)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 26 to the
Registration Statement on Form N-1A, filed on September 27, 2007.


(g)(i)	Registrant's Amended and Restated Custody Agreement are incorporated by referenced to Exhibit (g)(i) of Post-Effective Amendment No. 27 to the
Registration Statement on Form N-1A filed on September 26, 2008

(g)(iii)	Foreign Custody Manager Agreement is incorporated by reference to
Exhibit (g)(iii) of Post-Effective Amendment No. 19 to the
Registration Statement on Form N-1A, filed on September 28, 2001.


(h)(i)	Amended and Restated Transfer Agency Agreements are incorporated by referenced to Exhibit (h)(i) of Post-Effective Amendment No. 27 to the
Registration Statement on Form N-1A filed on September 26, 2008

(i)	Registrant's Opinion of Counsel of Stroock & Stroock & Lavan is
incorporated by reference to Exhibit (10) of Post-Effective Amendment
No. 14 to the Registration Statement on Form N-1A, filed on September
27, 1996.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.*
(m)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on August 31, 1995.
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(p)	Code of Ethics is incorporated by referenced to Exhibit (p) of Post- Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on September 26, 2008

Other Exhibits

(a)	Power of Attorney is incorporated by reference to Exhibit (p) of Post- Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on February 16, 2007.
(b)	Certificate of Assistant Secretary is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on September 27, 2005.

* Filed herewith.

Item 24.	Persons Controlled by or under Common Control with Registrants

Not Applicable.

Item 25.	Indemnification

The Statement as to the general effect of any contract, arrangements or statue under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Exhibit (b) of Part C of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on September 28, 2000.

Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on September 28, 2001.

Item 26.	Business and Other Connections of the Fund's Investment Adviser

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser
Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Chair of the Board		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07
J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present
	Universal Liquidity Funds plc+	Director	4/06 - Present
	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07
Diane P. Durnin	None
Vice Chair and Director
Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 – Present
Director, Vice Chair and
Chief Investment Officer
	BNY Mellon, National Association +	Senior Vice President	7/08 – Present
	Mellon Bank, N.A.+	Senior Vice President	4/06 – 6/08
	BNY Alcentra Group Holdings, Inc.++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC*	Manager	4/07 – Present
	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England
	Pareto Investment Management Limited	Director	4/08 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/06 - Present
	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 – 12/07

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 – Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC	President	12/05 – Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 - Present

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present
Director
	Mellon Financial Corporation+	Vice Chairman	6/01 – 6/07
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 – Present
	BNY Mellon, National Association +	Vice Chairman	7/08 – Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present
	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 – Present
		Member, Management	6/98 – Present
Committee
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 - Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present
	Walter Scott & Partners Limited	Director	10/06 - Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 - Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 – 6/08
	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present
	Pareto Partners (NY) ++	Partner Representative	2/00 – Present

	Buck Consultants, Inc.++	Director	7/97 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Cyrus Taraporevala	Urdang Capital Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	The Boston Company Asset Management NY,	Manager	08/06 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 – 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 – 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 – 6/08
		Senior Vice President	10/05 – 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	The Bank of New York Mellon *****	Executive Vice President	7/08 – Present

	BNY Mellon, National Association +	Executive Vice President	7/08 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 – 6/08

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 – 12/07
Executive Vice President	60 State Street
and Director	Boston, Massachusetts

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 – 6/08
		Treasurer	7/05 – 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 – Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

	Dreyfus Service Corporation++	Director	7/05 – 6/07
		Chief Financial Officer	7/05 – 6/07

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 – Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 – Present

	Dreyfus Service	Treasurer	7/05 – Present
Organization, Inc.++
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 – Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 – Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 – Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 – Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 – 6/07
Officer

Gary E. Abbs	The Bank of New York Mellon+	First Vice President and	12/96 – Present
Vice President – Tax		Manager of Tax
Compliance

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman	01/09 – Present
		President	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 – 6/07
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

	Dreyfus Service Corporation++	Vice President	10/06 – 6/07

Joanne S. Huber	The Bank of New York Mellon+	State & Local	07/1/07 –
Vice President – Tax		Compliance Manager	Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo	None
Vice President –
Information Systems

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 – Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 – Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon Holdings, LLC+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 – 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 – 6/08
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 – 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 – Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President – Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 – 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President – Real	8/07 – 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

	Founders Asset Management LLC****	Assistant Secretary	3/01 - Present

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	BNY Mellon Funds Trust

3.	CitizensSelect Funds

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Government Money Market Fund

7.	Dreyfus BASIC U.S. Mortgage Securities Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus Cash Management

10.	Dreyfus Cash Management Plus, Inc.

11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

12.	Dreyfus Funds, Inc.

13.	The Dreyfus Fund Incorporated

14.	Dreyfus Government Cash Management Funds

15.	Dreyfus Growth and Income Fund, Inc.

16.	Dreyfus Index Funds, Inc.

17.	Dreyfus Institutional Cash Advantage Funds

18.	Dreyfus Institutional Money Market Fund

19.	Dreyfus Institutional Preferred Money Market Funds

20.	Dreyfus Institutional Reserves Funds

21.	Dreyfus Intermediate Municipal Bond Fund, Inc.

22.	Dreyfus International Funds, Inc.

23.	Dreyfus Investment Funds

24.	Dreyfus Investment Grade Funds, Inc.

25.	Dreyfus Investment Portfolios

26.	The Dreyfus/Laurel Funds, Inc.

27.	The Dreyfus/Laurel Funds Trust

28.	The Dreyfus/Laurel Tax-Free Municipal Funds

29.	Dreyfus LifeTime Portfolios, Inc.

30.	Dreyfus Liquid Assets, Inc.

31.	Dreyfus Manager Funds I

32.	Dreyfus Manager Funds II

33.	Dreyfus Massachusetts Municipal Money Market Fund

34.	Dreyfus Midcap Index Fund, Inc.

35.	Dreyfus Money Market Instruments, Inc.

36.	Dreyfus Municipal Bond Opportunity Fund

37.	Dreyfus Municipal Cash Management Plus

38.	Dreyfus Municipal Funds, Inc.

39.	Dreyfus Municipal Money Market Fund, Inc.

40.	Dreyfus New Jersey Municipal Bond Fund, Inc.

41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

42.	Dreyfus New York AMT-Free Municipal Bond Fund

43.	Dreyfus New York Municipal Cash Management

44.	Dreyfus New York Tax Exempt Bond Fund, Inc.

45.	Dreyfus Opportunity Funds

46.	Dreyfus Pennsylvania Municipal Money Market Fund



47.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

48.	Dreyfus Premier Equity Funds, Inc.

49.	Dreyfus Premier GNMA Fund, Inc.

50.	Dreyfus Premier Investment Funds, Inc.

51.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

52.	Dreyfus Premier Worldwide Growth Fund, Inc.

53.	Dreyfus Research Growth Fund, Inc.

54.	Dreyfus State Municipal Bond Funds

55.	Dreyfus Stock Funds

56.	Dreyfus Short-Intermediate Government Fund

57.	The Dreyfus Socially Responsible Growth Fund, Inc.

58.	Dreyfus Stock Index Fund, Inc.

59.	Dreyfus Tax Exempt Cash Management Funds

60.	The Dreyfus Third Century Fund, Inc.

61.	Dreyfus Treasury & Agency Cash Management

62.	Dreyfus Treasury Prime Cash Management

63.	Dreyfus U.S. Treasury Intermediate Term Fund

64.	Dreyfus U.S. Treasury Long Term Fund

65.	Dreyfus 100% U.S. Treasury Money Market Fund

66.	Dreyfus Variable Investment Fund

67.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

68.	General California Municipal Money Market Fund

69.	General Government Securities Money Market Funds, Inc.

70.	General Money Market Fund, Inc.

71.	General Municipal Money Market Funds, Inc.

72.	General New York Municipal Bond Fund, Inc.

73.	General New York Municipal Money Market Fund

74.	Strategic Funds, Inc.


(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None
*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

*****	Principal business address is One Boston Place, Boston, MA 02108.

******	Principal business address is 595 Market Street, San Francisco, CA 94105.

*******	Principal business address is 101 Barclay Street, New York 10286.


Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of September, 2009.


DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

BY:	/s/J. David Officer*
J. David Officer, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures	Title	Date

/s/ J. David Officer *	President(Principal Executive	09/28/09
Officer)
J. David Officer

/s/James Windels*	Treasurer (Principal Financial	09/28/09
and Accounting Officer)
James Windels

/s/Joseph S. DiMartino*	Chairman of the Board	09/28/09
Joseph S. DiMartino

/s/David W. Burke*	Board member	09/28/09
David W. Burke

/s/William Hodding Carter III*	Board member	09/28/09
William Hodding Carter III

/s/Gordon J. Davis*	Board member	09/28/09
Gordon J. Davis


/s/Joni Evans*	Board member	09/28/09
Joni Evans

/s/Ehud Houminer*	Board member	09/28/09
Ehud Houminer

/s/Richard C. Leone*	Board member	09/28/09
Richard C. Leone

/s/Hans C. Mautner*	Board member	09/28/09
Hans C. Mautner

/s/Robin A. Melvin*	Board member	09/28/09
Robin A. Melvin

/s/Burton N. Wallack*	Board member	09/28/09
Burton N. Wallack

/s/John E. Zuccotti*	Board member	09/28/09
John E. Zuccotti

BY:	/s/John B. Hammalian*
John B. Hammalian
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit No.


23(j) Consent of Independent Registered Public Accounting Firm
